Stock-Based Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of AgeX stock option activity under the Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at December 31, 2022	5,139	3,261	3	$2.25
Options granted	(26)	26	-	0.76
Restricted stock units vested	-	-	(3)	-
Balance at September 30, 2023	5,113	3,287	-	$2.24
Options exercisable at September 30, 2023		3,067		$2.32

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2021	1,046	2,854	28	$2.51
Increase option pool	500	-	-	-
Options granted	(568)	568	-	1.46
Options forfeited, cancelled or expired	57	(57)	-	2.56
Restricted stock units vested	-	-	(12)	-
Balance at December 31, 2021	1,035	3,365	16	$2.32
Increase option pool	4,000	-	-	-
Options granted	(105)	105	-	0.79
Options forfeited, cancelled or expired	209	(209)	-	2.82
Restricted stock units vested	-	-	(13)	-
Balance at December 31, 2022	5,139	3,261	3	$2.25
Options exercisable at December 31, 2022		2,913		$2.37

Schedule of Stock Based Compensation Expense

Operating expenses include stock-based compensation expense as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$1	$8	$8	$25
General and administrative	39	201	137	621
Total stock-based compensation expense	$40	$209	$145	$646

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development – continuing operations	$32	$62
General and administrative – continuing operations	728	937
Total stock-based compensation expense – continuing operations	760	999
General and administrative – discontinued operations	-	4
Total stock-based compensation expense	$760	$1,003

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022(1)	2023	2022
Grant price	$0.76	$-	$0.76	$0.79
Market price	$0.76	$-	$0.76	$0.79
Expected life (in years)	5.15	-	5.15	5.58
Volatility	118.12%	-%	118.12%	130.71%
Risk-free interest rates	4.12%	-%	4.12%	1.74%
Dividend yield	-%	-%	-%	-%

(1)	There were no stock options granted under the Plan during the three months ended September 30, 2022.

	Year Ended December 31,
	2022	2021
Grant Price	$0.79	$1.46
Expected life (in years)	5.58	5.71
Risk-free interest rates	1.74%	0.99%
Volatility	130.71%	102.34%
Dividend yield	-%	-%